Borrowings - Terminated Facilities (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 07, 2019 USD ($)	Mar. 06, 2019 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) installment	Nov. 12, 2014 USD ($)
Borrowings
Unamortized loan fees written off to profit or loss				$ 988	$ 900
Citibank N.A., London Branch, Nordea Bank Finland PLC London Branch, DVB Bank America N.V., ABN Amro Bank N.V., Skandinaviska Enskilda Banken AB and BNP Paribas facility (Terminated Partnership Facility) | GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC
Borrowings
Maximum loan facility amount						$ 450,000
Number of repayable installments | installment					4
Installment amount					$ 5,625
Final balloon payment					$ 337,500
Prepayment of debt		$ 354,375
Unamortized loan fees written off to profit or loss	$ 988
Citibank N.A., London Branch, Nordea Bank Finland PLC London Branch, DVB Bank America N.V., ABN Amro Bank N.V., Skandinaviska Enskilda Banken AB and BNP Paribas facility (Terminated Partnership Facility) | Maximum
Borrowings
Refinance of outstanding debt			$ 450,000